Retirement Benefits (Accumulated Benefit Obligations For The Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 7,317	$ 8,288
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,950	$ 1,770